Phoenix Home Life

                                                          The Phoenix Edge(SM)

                                                           Annual Reports for:

                                                    Phoenix Home Life Variable
                                                        Universal Life Account

                                                  The Phoenix Edge Series Fund

                                                             December 31, 1995

                               TABLE OF CONTENTS

PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

 Money Market Sub-Account
  Statement of Assets and Liabilities                                        2
  Statement of Operations                                                    3
  Statement of Changes in Net Assets                                         4
  Financial Highlights                                                       6
 Growth Sub-Account
  Statement of Assets and Liabilities                                        2
  Statement of Operations                                                    3
  Statement of Changes in Net Assets                                         4
  Financial Highlights                                                       6
 Bond Sub-Account
  Statement of Assets and Liabilities                                        2
  Statement of Operations                                                    3
  Statement of Changes in Net Assets                                         4
  Financial Highlights                                                       6
 Total Return Sub-Account
  Statement of Assets and Liabilities                                        2
  Statement of Operations                                                    3
  Statement of Changes in Net Assets                                         4
  Financial Highlights                                                       6
 International Sub-Account
  Statement of Assets and Liabilities                                        2
  Statement of Operations                                                    3
  Statement of Changes in Net Assets                                         4
  Financial Highlights                                                       6
 Balanced Sub-Account
  Statement of Assets and Liabilities                                        2
  Statement of Operations                                                    3
  Statement of Changes in Net Assets                                         4
  Financial Highlights                                                       6
 Notes to Financial Statements                                               7

THE PHOENIX EDGE SERIES FUND

  Money Market Series
  Schedule of Investments                                                  2-2
  Statement of Assets and Liabilities                                      2-4
  Statement of Operations                                                  2-4
  Statement of Changes in Net Assets                                       2-5
  Financial Highlights                                                     2-5
 Growth Series
  Schedule of Investments                                                  2-7
  Statement of Assets and Liabilities                                      2-9
  Statement of Operations                                                  2-9
  Statement of Changes in Net Assets                                      2-10
  Financial Highlights                                                    2-10
 Bond Series
  Schedule of Investments                                                 2-12
  Statement of Assets and Liabilities                                     2-14
  Statement of Operations                                                 2-14
  Statement of Changes in Net Assets                                      2-15
  Financial Highlights                                                    2-15
 Total Return Series
  Schedule of Investments                                                 2-17
  Statement of Assets and Liabilities                                     2-19
  Statement of Operations                                                 2-19
  Statement of Changes in Net Assets                                      2-20
  Financial Highlights                                                    2-20
 International Series
  Schedule of Investments                                                 2-22
  Statement of Assets and Liabilities                                     2-24
  Statement of Operations                                                 2-24
  Statement of Changes in Net Assets                                      2-25
  Financial Highlights                                                    2-25
 Balanced Series
  Schedule of Investments                                                 2-27
  Statement of Assets and Liabilities                                     2-30
  Statement of Operations                                                 2-30
  Statement of Changes in Net Assets                                      2-31
  Financial Highlights                                                    2-31
 Real Estate Series
  Schedule of Investments                                                 2-33
  Statement of Assets and Liabilities                                     2-34
  Statement of Operations                                                 2-34
  Statement of Changes in Net Assets                                      2-35
  Financial Highlights                                                    2-35
 Notes to Financial Statements                                            2-36

                                       This annual report for the Phoenix Home
                                  Life Variable Universal Life Account for the
                                    year ended December 31, 1995, contains the
                                 financial statements for the Account's single
                                premium variable universal life policies. This
                            report also contains a list of portfolio holdings,
                                    management's discussion of performance and
                                  investment strategy and financial statements
                                for each of the mutual funds that comprise the
                                                     Phoenix Edge Series Fund.

                      STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1995

                                        Money Market         Growth             Bond
                                        Sub-Account       Sub-Account        Sub-Account
                                       --------------    --------------   ----------------
Assets
 Investments at cost                     $1,769,260       $20,181,953        $2,698,794
                                         ============      ============     ==============
 Investment in The Phoenix Edge
  Series Fund, at market                 $1,769,260       $24,620,542        $2,846,871
                                         ------------      ------------     --------------
  Total assets                            1,769,260        24,620,542         2,846,871
Liabilities
 Accrued expenses to related party              163             9,651             1,150
                                         ------------      ------------     --------------
Net assets                               $1,769,097       $24,610,891        $2,845,721
                                         ============      ============     ==============
Accumulation units outstanding            1,110,073         7,657,646         1,370,166
                                         ============      ============     ==============
Unit value                                $1.593676         $3.213898         $2.076917
                                         ============      ============     ==============

                                           Total Return    International        Balanced
                                           Sub-Account      Sub-Account        Sub-Account
                                           ------------   --------------    ----------------
Assets
 Investments at cost                       $13,757,873       $  930,322         $301,762
                                             ==========      ============     ==============
 Investment in The Phoenix Edge Series
  Fund, at market                          $14,665,486       $1,150,047         $353,926
                                             ----------      ------------     --------------
  Total assets                              14,665,486        1,150,047          353,926
Liabilities
 Accrued expenses to related party               5,776              458              139
                                             ----------      ------------     --------------
Net assets                                 $14,659,710       $1,149,589         $353,787
                                             ==========      ============     ==============
Accumulation units outstanding               6,611,709          815,737          254,460
                                             ==========      ============     ==============
Unit value                                   $2.217235        $1.409264        $1.390344
                                             ==========      ============     ==============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 1995

                                                          Money Market         Growth              Bond
                                                           Sub-Account       Sub-Account       Sub-Account
                                                         --------------    --------------    ----------------
Investment income
  Distributions                                              $36,626         $  240,206          $197,941
Expenses
 Mortality and expense risk charges                            3,264            108,605            11,737
                                                            ------------      ------------    --------------
Net investment income                                         33,362            131,601           186,204
                                                            ------------      ------------    --------------
Net realized gain from share transactions                         --              3,968             1,620
Net realized gain distribution from Fund                          --          2,615,843                --
Net unrealized appreciation on investment                         --          2,956,232           301,487
                                                            ------------      ------------    --------------
Net gain on investments                                           --          5,576,043           303,107
                                                            ------------      ------------    --------------
Net increase in net assets resulting from operations         $33,362         $5,707,644          $489,311
                                                            ============      ============    ==============

                                                          Total Return      International        Balanced
                                                           Sub-Account       Sub-Account       Sub-Account
                                                         --------------    --------------    ----------------
Investment income
  Distributions                                            $  447,305         $  3,996           $11,566
Expenses
 Mortality and expense risk charges                            68,665            6,038             1,655
                                                            ------------      ------------    --------------
Net investment income (loss)                                  378,640           (2,042)            9,911
                                                            ------------      ------------    --------------
Net realized gain (loss) from share transactions                9,694          (22,922)              151
Net realized gain distribution from Fund                      889,028           23,045             7,021
Net unrealized appreciation on investment                     935,547           97,577            50,815
                                                            ------------      ------------    --------------
Net gain on investments                                     1,834,269           97,700            57,987
                                                            ------------      ------------    --------------
Net increase in net assets resulting from operations       $2,212,909         $ 95,658           $67,898
                                                            ============      ============    ==============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1995

                                                          Money Market      Growth            Bond
                                                          Sub-Account     Sub-Account      Sub-Account
                                                          ------------    ------------   --------------
From operations
 Net investment income                                    $    33,362     $   131,601      $  186,204
 Net realized gain                                                 --       2,619,811           1,620
 Net unrealized appreciation                                       --       2,956,232         301,487
                                                            ----------      ----------      ------------
 Net increase in net assets resulting from operations          33,362       5,707,644         489,311
                                                            ----------      ----------      ------------
From accumulation unit transactions
 Participant deposits                                       2,512,707         201,627          14,324
 Participant transfers                                     (1,044,988)        545,333         836,912
 Participant withdrawals                                     (360,811)       (575,241)        (76,771)
                                                            ----------      ----------      ------------
 Net increase in net assets resulting from
  participant transactions                                  1,106,908         171,719         774,465
                                                            ----------      ----------      ------------
 Net increase in net assets                                 1,140,270       5,879,363       1,263,776
Net assets
 Beginning of period                                          628,827      18,731,528       1,581,945
                                                            ----------      ----------      ------------
 End of period                                            $ 1,769,097     $24,610,891      $2,845,721
                                                            ==========      ==========      ============

                                                          Total Return   International      Balanced
                                                          Sub-Account     Sub-Account      Sub-Account
                                                          ------------    ------------   --------------
From operations
 Net investment income (loss)                             $   378,640     $   (2,042)       $  9,911
 Net realized gain (loss)                                     898,722            123           7,172
 Net unrealized appreciation                                  935,547         97,577          50,815
                                                            ----------      ----------      ------------
 Net increase in net assets resulting from operations       2,212,909         95,658          67,898
                                                            ----------      ----------      ------------
From accumulation unit transactions
 Participant deposits                                         176,526         25,671              82
 Participant transfers                                       (140,439)      (274,219)        (19,445)
 Participant withdrawals                                     (479,778)       (94,246)        (17,165)
                                                            ----------      ----------      ------------
 Net decrease in net assets resulting from
  participant transactions                                   (443,691)      (342,794)        (36,528)
                                                            ----------      ----------      ------------
 Net increase (decrease) in net assets                      1,769,218       (247,136)         31,370
Net assets
 Beginning of period                                       12,890,492      1,396,725         322,417
                                                            ----------      ----------      ------------
 End of period                                            $14,659,710     $1,149,589        $353,787
                                                            ==========      ==========      ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1994

                                                          Money Market      Growth            Bond
                                                          Sub-Account     Sub-Account      Sub-Account
                                                          ------------    ------------   --------------
From operations
 Net investment income                                     $  19,190      $   160,089      $  120,299
 Net realized gain (loss)                                         --        1,031,142         (16,902)
 Net unrealized depreciation                                      --       (1,022,095)       (217,226)
                                                            ----------      ----------      ------------
 Net increase (decrease) in net assets resulting from
  operations                                                  19,190          169,136        (113,829)
                                                            ----------      ----------      ------------
From accumulation unit transactions
 Participant deposits                                        466,709          573,221           6,350
 Participant transfers                                      (537,395)         476,706        (200,637)
 Participant withdrawals                                    (213,336)        (758,521)        (90,992)
                                                            ----------      ----------      ------------
 Net increase (decrease) in net assets resulting from
  participant transactions                                  (284,022)         291,406        (285,279)
                                                            ----------      ----------      ------------
 Net increase (decrease) in net assets                      (264,832)         460,542        (399,108)
Net assets
 Beginning of period                                         893,659       18,270,986       1,981,053
                                                            ----------      ----------      ------------
 End of period                                             $ 628,827      $18,731,528      $1,581,945
                                                            ==========      ==========      ============

                                                           Total Return    International      Balanced
                                                            Sub-Account     Sub-Account      Sub-Account
                                                            ------------    ------------   --------------
From operations
 Net investment income (loss)                               $   297,574     $   (3,581)       $  9,737
 Net realized gain                                              437,303         27,307           1,192
 Net unrealized depreciation                                   (984,229)       (52,837)        (23,465)
                                                              ----------      ----------      ------------
 Net decrease in net assets resulting from operations          (249,352)       (29,111)        (12,536)
                                                              ----------      ----------      ------------
From accumulation unit transactions
 Participant deposits                                           202,349         80,593           1,891
 Participant transfers                                         (169,326)       360,650          (5,925)
 Participant withdrawals                                       (413,557)      (116,037)        (58,530)
                                                              ----------      ----------      ------------
 Net increase (decrease) in net assets resulting from
  participant transactions                                     (380,534)       325,206         (62,564)
                                                              ----------      ----------      ------------
 Net increase (decrease) in net assets                         (629,886)       296,095         (75,100)
Net assets
 Beginning of period                                         13,520,378      1,100,630         397,517
                                                              ----------      ----------      ------------
 End of period                                              $12,890,492     $1,396,725        $322,417
                                                              ==========      ==========      ============

                       See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
    (Selected data for a unit outstanding throughout the indicated period)
                                 (Unaudited)

                                       Money Market Sub-Account        Growth Sub-Account
                                       Year Ended December 31,      Year Ended December 31,
                                          1995          1994          1995          1994
                                        ----------    ----------    ----------  ------------
Unit value, beginning of period        $1.515458     $1.466849     $2.467899      $2.444383
Income from investment operations
 Net investment income                  0.078218      0.048609      0.017200       0.022258
 Net realized and unrealized gain
  (loss)                                   --            --         0.728799       0.001258
                                         --------      --------      --------      ----------
  Total from investment operations      0.078218      0.048609      0.745999       0.023516
                                         --------      --------      --------      ----------
Unit value, end of period               $1.593676    $1.515458      $3.213898     $2.467899
                                         ========      ========      ========      ==========
Total return                                 5.16%        3.31%         30.23%           0.96%
Net assets, end of period (000)            $1,769         $629        $24,611         $18,732

                                          Bond Sub-Account          Total Return Sub-Account
                                       Year Ended December 31,       Year Ended December 31,
                                         1995          1994           1995            1994
                                     -----------    -----------    -----------   -------------
Unit value, beginning of period       $1.689832     $ 1.796321      $1.885207      $ 1.921620
Income from investment operations
 Net investment income                 0.147303       0.112542       0.056812        0.043455
 Net realized and unrealized gain
  (loss)                               0.239782      (0.219031)      0.275216       (0.079868)
                                        ---------     ---------      ---------     -----------
  Total from investment
  operations                           0.387085      (0.106489)      0.332028       (0.036413)
                                        ---------     ---------      ---------     -----------
Unit value, end of period             $2.076917     $ 1.689832      $2.217235      $ 1.885207
                                        =========     =========      =========     ===========
Total return                              22.91%         (5.93)%        17.61%          (1.89%)
Net assets, end of period (000)          $2,846         $1,582        $14,660         $12,890

                                       International Sub-Account        Balanced Sub-Account
                                        Year Ended December 31,        Year Ended December 31,
                                          1995           1994           1995            1994
                                       -----------    -----------   -----------    -------------
Unit value, beginning of period        $ 1.292393     $ 1.298093      $1.132914      $ 1.171796
Income from investment operations
 Net investment income (loss)           (0.002495)     (0.000700)      0.037577        0.030201
 Net realized and unrealized gain
  (loss)                                 0.119366      (0.005000)      0.219853       (0.069083)
                                         ---------      ---------      ---------     -----------
  Total from investment operations       0.116871      (0.005700)      0.257430       (0.038882)
                                         ---------      ---------      ---------     -----------
Unit value, end of period              $ 1.409264     $ 1.292393      $1.390344      $ 1.132914
                                         =========      =========      =========     ===========
Total return                                 9.04%         (0.44)%        22.72%          (3.32)%
Net assets, end of period (000)            $1,150         $1,397           $354            $322

                       See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1995

Note 1--Organization:


  Phoenix Home Life Variable Universal Life Account (the Account) is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Policies offered by the Account have a death benefit, cash surrender value and loan privileges. The account was established January 1, 1987 and currently consists of six Sub-accounts. The assets of each Sub-account are invested in shares of six of the available portfolios of The Phoenix Edge Series Fund (the Fund). The Real Estate Series is currently not available to the Account. Additionally, contract holders may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix Home Life through participant transfers.


   Each series has distinct investment objectives. The Money Market Series is a short-term investment fund, the Growth Series is a growth common stock fund, the Bond Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in an internationally diversified portfolio of equity securities, and the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities.


Note 2--Significant Accounting Policies:



  Certain reclassifications have been made to prior year's amounts to conform with the 1995 presentation.



   A. Valuation of Investments: Investments are made exclusively in the Fund and are valued at the net asset values per share of the respective Series.


   B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Fund as well as gains and losses on sales of shares in the fund determined on the LIFO (last in, first out) basis.

   C. Income taxes: The Account is not a separate entity from Phoenix Home Life and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

   D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of The Phoenix Edge Series Fund:

  Purchases and sales of shares of the Fund for the year ended December 31, 1995 aggregated the following:

 Sub-Account                                   Purchases         Sales
 ------------------------------------------   -----------    -------------
Money Market                                   $3,162,398      $2,018,768
Growth                                          3,925,790       1,020,900
Bond                                            1,053,005          93,186
Total Return                                    1,600,853         786,910
International                                      89,360         412,552
Balanced                                           38,816          58,680

Note 4--Participant Accumulation Unit Transactions (in units):

                                                         Sub-Account
                            ----------------------------------------------------------------------
                            Money                             Total
                            Market    Growth      Bond       Return    International    Balanced
                            -------    -------    -------    -------   -------------    ---------
Participant deposits      1,603,235     66,778     7,169      84,600        18,918            70
Participant transfers      (674,605)   200,335   468,210     (79,253)     (211,140)      (16,382)
Participant withdrawals    (233,499)  (199,539)  (41,368)   (231,343)      (72,769)      (13,819)

Note 5--Policy Loans:

  Transfers are made to Phoenix Home Life's general account as a result of policy loans. Contract provisions allow contract owners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time a loan is granted an amount equivalent to the amount of the loan is transferred from the Account to Phoenix Home Life's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions:

  Phoenix Home Life and its indirect, less than wholly owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.


   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub- accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $353,092 during the year ended December 31, 1995.


   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any unrepaid acquisition expense allowance is deducted from the policy value and paid to Phoenix Home Life. No partial surrender fees were paid during the year ended December 31, 1995.

   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix Home Life.

   An acquisition expense allowance is paid to Phoenix Home Life over a ten year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.5% of the issue premium to compensate Phoenix Home Life for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix Home Life for underwriting and start-up expenses and premium taxes which currently range from .75% to 4% of premiums paid based on the state where the contract holder resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expenses is deducted and paid to Phoenix Home Life. Deductions related to these charges amounted to $199,710 during the year ended December 31, 1995.

   Phoenix Home Life assumes the risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix Home Life charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

Note 7--Diversification Requirements:

  Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[Price Waterhouse LLP Logo]                            [Price Waterhouse Logo]

To the Participants of
 Phoenix Home Life Variable
 Universal Life Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Bond Sub-Account, Total Return Sub-Account, International Sub-Account and Balanced Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


[Price Waterhouse LLP Signature]


Hartford, CT 06103
February 13, 1996

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT


Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115


Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodian
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

International Series Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109


Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[Phoenix Home Life logo]

Phoenix Home Life Mutual Insurance Company
101 Munson Street
P.O. Box 810
Greenfield, Massachusetts 01302-0810

OL1273 (2/96)
4450.04

[recycle] Printed on recycled paper using soybean ink

(C) 1995 Phoenix Home Life Mutual Insurance Company

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